Label	Element	Value
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to maximize total return through income and, secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 613.0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	613.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests in a diversified portfolio of bonds and other debt instruments. The fund has considerable flexibility in seeking strong returns and its portfolio is constructed with a goal of being able to respond to a wide variety of market conditions. The fund’s investments typically include, but are not limited to, debt instruments issued by the U.S. government and its agencies (such as U.S. Treasury securities), corporate bonds, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and various types of mortgage-backed and asset-backed securities.

The fund may invest up to 35% of its net assets in corporate bonds and other debt instruments that are rated noninvestment grade (below BBB, or an equivalent rating), commonly known as junk bonds or high yield bonds, by each of the rating agencies that have assigned a rating to the security or, if unrated, deemed by T. Rowe Price to be noninvestment grade. The fund may purchase securities of any credit rating, including distressed and defaulted securities. If a holding is split rated (i.e., rated investment grade by at least one rating agency and noninvestment grade by another rating agency), the higher rating will be used for purposes of this requirement.

The fund may invest in securities issued by both U.S. and non-U.S. issuers, including issuers in emerging market countries. Up to 20% of the fund’s net assets can be invested in non-U.S. dollar-denominated holdings, and there is no limit on the fund’s investments in U.S. dollar-denominated securities of foreign issuers, including issuers of emerging markets. The fund may also gain exposure to currencies through derivative instruments without holding any bonds or other securities denominated in those particular currencies.

The fund may purchase securities of any maturity and there are no overall maturity restrictions for the portfolio. The fund’s weighted average maturity and duration will generally shift in response to current interest rates and expected interest rate changes.

The fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The fund will generally enter into TBA transactions with the intention of taking possession of the underlying mortgage-backed securities. However, in an effort to obtain underlying mortgage-backed securities on more preferable terms or to enhance returns, the fund may extend the settlement by entering into “dollar roll” transactions in which the fund sells mortgage-backed securities and simultaneously agrees to purchase substantially similar securities on a future date. The fund also expects to engage in short sales of TBA mortgages, including short sales on TBA mortgages the fund does not own, to potentially enhance returns or manage risk.

While most assets will typically be invested directly in bonds and other debt instruments, the fund also uses interest rate futures; interest rate swaps, credit default swaps, and currency swaps; forward currency exchange contracts; and options on any of those instruments to manage duration and tactically gain or limit exposure to certain areas of the markets. Interest rate futures are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. Interest rate swaps are also used to adjust portfolio duration, credit default swaps are used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality, and currency swaps are used to respond to changes in currency exchange rates. Forward currency exchange contracts are used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies or to protect the fund’s foreign holdings from adverse currency movements relative to the U.S. dollar.

When deciding whether to adjust allocations among the various types of securities in which the fund may invest, the adviser weighs such factors as the outlook for inflation and the economy, expected interest rate movements, credit conditions, and the yield advantage that lower-rated bonds may offer over investment-grade bonds. When there is a large yield difference between the various quality levels and the outlook warrants, the fund may move down the credit scale and purchase lower-rated bonds with higher yields, such as junk bonds and emerging market bonds. When the difference is small or the outlook warrants, the fund may concentrate investments in higher-rated issues, such as Treasury securities.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund, there is no guarantee that the fund will achieve its objective(s).The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Fixed income markets Economic and other market developments can adversely affect the fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. Changes in monetary policy made by central banks and/or governments such as the discontinuation and replacement of benchmark rates are likely to affect the level of interest rates.

Prepayments and extensions The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

LIBOR Transition Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the fund’s performance and/or net asset value.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Emerging markets Investments in emerging market countries are subject to greater risk and overall volatility than investments in the U.S. and developed markets. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to the risks associated with investing outside the U.S., emerging markets are more susceptible to governmental interference, political and economic uncertainty, local taxes and restrictions on the fund’s investments, less efficient trading markets with lower overall liquidity, and more volatile currency exchange rates.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.

Junk investing Investments in bonds that are rated below investment grade, commonly referred to as junk bonds, expose the fund to greater volatility and credit risk than investments in bonds that are rated investment grade. Issuers of junk bonds are usually not as strong financially and are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. As a result, bonds rated below investment grade carry a higher risk of default and should be considered speculative.

Bank loans Investments in bank loans expose the fund to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Derivatives The use of interest rate futures and forward currency exchange contracts exposes the fund to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments may lack liquidity and be difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated changes in interest rates or currency values will not be accurately predicted, which could significantly harm the fund’s performance, and the risk that regulatory developments could negatively affect the fund’s investments in such instruments. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.

TBAs and dollar rolls Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the fund to potential losses. Whether or not the fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Forward settling securities, such as TBAs, involve leverage which may magnify investment risks and can cause losses to be realized more quickly. In addition, the fund’s portfolio turnover rate and transaction costs are increased when the fund enters into dollar roll transactions.

Liquidity The fund may not be able to meet requests to redeem shares issued by the fund without significant dilution of the remaining shareholders’ interest in the fund. In addition, the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Markets with lower overall liquidity could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Convertible securities and preferred stocks Convertible securities and preferred stocks carry credit and interest rate risk, along with other risks associated with both equity and fixed income securities, and convertible securities may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund.

Portfolio turnover High portfolio turnover may adversely affect the fund’s performance and increase transaction costs, which could increase the fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared with a fund with less active trading policies, which could have an adverse tax impact if the fund’s shares are held in a taxable account.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The fund’s return for the six months ended 6/30/20 was 3.45%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/2019	3.53%	Worst Quarter	3/31/2018	-0.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%	[1]
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Lipper Core Plus Bond Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Core Plus Bond Funds Index
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Lipper Core Plus Bond Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%	[1]
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[2]
Management fees	rr_ManagementFeesOverAssets	0.37%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%	[3]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[3],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.53%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 54
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	463
10 Years	rr_ExpenseExampleYear10	$ 1,082
Annual Return 2017	rr_AnnualReturn2017	5.01%
Annual Return 2018	rr_AnnualReturn2018	0.23%
Annual Return 2019	rr_AnnualReturn2019	9.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.45%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.53%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.91%)
1 Year	rr_AverageAnnualReturnYear01	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2016
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.37%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%	[3]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3],[5]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.39%	[3],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	400
10 Years	rr_ExpenseExampleYear10	$ 948
1 Year	rr_AverageAnnualReturnYear01	10.09%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2016
T. Rowe Price Total Return Fund (Prospectus Summary) | T. Rowe Price Total Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.37%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%	[3]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[3],[6]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.82%	[3],[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	$ 84
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	693
10 Years	rr_ExpenseExampleYear10	$ 1,594
1 Year	rr_AverageAnnualReturnYear01	9.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2016

[1]	Return since 11/15/16.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[3]	Restated to reflect current fees.
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 0.53% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.57%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.53%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation. The class operated below its expense limitation due to the waiver of fund-level expenses resulting from other class’ expense limitations.
[5]	T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.02% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are
[6]	T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to exceed 0.82% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 0.82%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.82%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’ current expense limitation.